Significant Transactions (Details 3) - Solo Sciences, Inc. [Member]	Jun. 30, 2020 USD ($)
Business Acquisition [Line Items]
Cash	$ 101
Prepaid expenses and other assets	22
Furniture, fixtures, and equipment	2
Acquired technology	7,160
Acquired trade name	340
Goodwill	17,025
Accounts payable and accrued liabilities	(1,158)
Fair value of noncontrolling interests	(5,554)
Net assets acquired	$ 17,938